17. SUBSEQUENT EVENTS (Details)				2 Months Ended
	Feb. 02, 2026	Jan. 27, 2026	Jan. 26, 2026	Feb. 28, 2026
Details
Description of nature of non-adjusting event after reporting period	Company granted 100,000 stock options to an advisor	Company commenced trading on the NYSE American under the ticker symbol “MINE”	Company granted 645,000 stock options to directors, officers, employees, and advisors	Company issued 282,888 common shares upon exercise of 282,888 warrants